SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information
Number of segment | segment	2
Net sales	$ 3,035,511,903	$ 2,286,119,379	$ 1,774,970,623
Revenue with other segment	522,584,927	255,819,590	38,235,418
Gross profit (loss)	566,633,325	385,571,706	218,193,902
Depreciation and amortization	134,986,793	112,957,676	116,788,045
Interest income	2,861,901	2,793,449	3,958,465
Interest expense	52,251,719	34,886,391	48,444,855
Equity in (loss) income of equity method investees	1,741,279	(198,148)	(746,434)
(Loss) income before income taxes	115,792,383	76,747,723	(85,266,231)
Expenditure for additions to long-lived assets	766,541,593	471,137,910	100,543,699
Investment in equity affiliates	27,781,818	25,568,061
Total assets	4,693,954,407	3,199,565,810
Operating Segments | Manufacturing
Segment Reporting Information
Net sales	3,389,365,841	2,402,964,217	1,796,330,550
Revenue with other segment	522,584,927	255,819,590	38,235,418
Gross profit (loss)	618,814,729	372,204,110	228,506,902
Depreciation and amortization	117,549,686	110,410,566	115,353,638
Interest income	1,163,127	2,318,578	3,888,514
Interest expense	50,843,960	34,269,302	48,158,258
Equity in (loss) income of equity method investees	1,741,279	(198,148)	(746,434)
(Loss) income before income taxes	206,472,949	86,171,944	(67,179,476)
Expenditure for additions to long-lived assets	327,044,399	130,477,581	59,486,690
Investment in equity affiliates	27,781,818	25,568,061
Total assets	6,636,310,240	3,149,273,358
Operating Segments | Solar power projects
Segment Reporting Information
Net sales	168,730,989	138,974,752	16,875,491
Gross profit (loss)	81,088,461	29,927,952	(10,313,000)
Depreciation and amortization	17,437,107	2,547,110	1,434,407
Interest income	1,698,774	474,871	69,951
Interest expense	1,407,759	617,089	286,597
(Loss) income before income taxes	39,281,290	7,136,135	(18,086,755)
Expenditure for additions to long-lived assets	439,497,194	340,660,329	41,057,009
Total assets	3,158,454,186	581,951,615
Intersegment elimination
Segment Reporting Information
Net sales	(522,584,927)	(255,819,590)	$ (38,235,418)
Gross profit (loss)	(133,269,865)	(16,560,356)
(Loss) income before income taxes	(129,961,856)	(16,560,356)
Total assets	$ (5,100,810,019)	$ (531,659,163)